SCHEDULE OF SHORT-TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance
Add: purchase wealth management financial products	67	$ 5,097,816	$ 2,159,920
Less: proceeds received upon maturity of short-term investments		(6,776,385)	(470,082)
Foreign currency translation adjustments	9,989
Ending balance of short-term investments	65
Short-Term Investments [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance		1,703,314
Add: purchase wealth management financial products	65	5,097,816
Less: proceeds received upon maturity of short-term investments		(6,776,385)
Foreign currency translation adjustments		(24,745)
Ending balance of short-term investments	$ 65		$ 1,703,314